UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    ACF Industries, Incorporated
        (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Senior Vice President-Finance
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell       New York, New York               5/10/02
[Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:              $66,400
                                                    (thousands)


List of Other Included Managers:  None

























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                                                    FORM 13F INFORMATION TABLE
                                                AS OF MARCH 31, 2002 (SEC USE ONLY)
                  NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)


                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:        Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS       VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE            AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V       (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared                (a)           (b)        (c)
                                                            Sole       str. V   Other                 Sole        Shared       None

Arrow Electrs   Com        042735100   1,399      50,000    X                                       50,000
Inc.

AT&T Corp       Com        001957109   2,355     150,000    X                                      150,000

AT&T Wireless
Svcs Inc.       Com        00209A106     432      48,270    X                                       48,270

Avaya Inc.      Com        053499109      80      10,802    X                                       10,802

Avnet Inc.      Com        053807103   1,353      50,000    X                                       50,000

BCE Inc.        Com        05534B109     352      20,000    X                                       20,000

BG              PLC        055434203     280      12,548    X                                       12,548
                ADR
                Final
                Install.

Burlington      Com        12189T104     895      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     601      15,000    X                                       15,000
Resources Inc.

Coca Cola       Com        191219104   1,690      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,147      30,480    X                                       30,480
Communications
Inc.

CP Holdrs       Dep        12616K106   2,224      50,000    X                                       50,000
Holding Corp.   Rept

Delphi          Com        247126105     279      17,473    X                                       17,473
Automotive
Sys. Corp.

Emerging Markts New        290890102     127      16,985    X                                       16,985
Telecomms.      Com
FD Inc.

General         Com        369604103   5,618     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H       370442832     261      15,840    X                                       15,840
                NEW

General Mtrs.   Com        370442105   1,212      20,042    X                                       20,042
Corp.

Imperial Chem   ADR        452704505     233      12,272    X                                       12,272
Inds PLC        New

Int'l Business  Com        459200101   8,320      80,000    X                                       80,000
Machines

JP Morgan
Chase & Co      Com        46625H100   3,298      92,500    X                                       92,500

Kerr McGee      Com        492386107   1,886      30,000    X                                       30,000
Corp.

Koninklijke     Spons      500472303   1,079      35,696    X                                       35,696
Philips         ADR
Electrs NV`     New
                2000

Lockheed        Com        539830109   2,834      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107  13,917     320,000    X                                      320,000
Inc.

Lucent          Com        549463107     613     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     735      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106   1,074      25,445    X                                       25,445
Marietta
Materials Inc.

Murphy Oil      Com        626717102   1,188      12,375    X                                       12,375
Corp.

NCR Corp        Com        62886E108     280       6,250    X                                        6,250

Nortel Networks
Corp            Com        656568102     141      31,407    X                                       31,407

Occidental      Com        674599105     563      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     200      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   7,153     180,000    X                                      180,000
                $0.10
                PV

Unisys Corp.    Com        909214108     884      70,000    X                                       70,000

United          Com        913017109   1,484      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     213      11,731    X                                       11,731
Group

                TOTAL                 66,400


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